Seward & Kissel LLP 901 K Street, NW Suite 800 Washington, DC 20001 Telephone: (202) 737-8833 Facsimile: (202) 737-5184 www.sewkis.com

September 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Government Exchange Reserves
(File Nos. 33-74230 and 811-08294)

Dear Sir or Madam:

On behalf of AB Government Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended.   In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement.   The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 29, 2017.

Please call me at the above-referenced number if you have any questions regarding the attached.

Very truly yours,

/s/ Anna C. Weigand
Anna C. Weigand